SEGMENT INFORMATION (Schedule of Revenue Derives From Transfer of Goods and Services) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Timing of revenue recognition
At a point in time	$ 92,522	$ 101,352	$ 89,690
Over time	443	628	745
Total	92,965	101,980	90,435
Customer [Member]
Timing of revenue recognition
At a point in time	92,522	101,352	89,690
Over time	443	628	745
Total	92,965	101,980	90,435
Americas [Member]
Timing of revenue recognition
At a point in time	66,806	77,060	63,300
Over time	443	628	745
Total	67,249	77,688	64,045
Americas [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	57,356	69,780	51,438
Over time	443	628	745
Total	57,799	70,408	52,183
Ireland [Member]
Timing of revenue recognition
At a point in time	25,716	24,292	26,390
Over time	0	0	0
Total	25,716	24,292	26,390
Other Countries [Member]
Timing of revenue recognition
At a point in time	0	0	0
Over time	0	0	0
Total	0	0	0
Asia / Africa [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	25,504	22,567	27,686
Over time	0	0	0
Total	25,504	22,567	27,686
Europe [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	9,662	9,005	10,566
Over time	0	0	0
Total	$ 9,662	$ 9,005	$ 10,566